Cover	Jul. 08, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 08, 2022
Entity Incorporation, State or Country Code	CA
Entity File Number	001-38317
Entity Tax Identification Number	68-0270948
Entity Address, Address Line One	520 Third St, Fourth Floor
Entity Address, City or Town	Santa Rosa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95401
City Area Code	844
Local Phone Number	446-8201
Title of 12(b) Security	Common stock, no par value
Trading Symbol	LBC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Registrant Name	Luther Burbank Corp.
Entity Central Index Key	0001475348
Amendment Flag	false